Oct. 30, 2023
Supplement Dated October 30, 2023 To The Prospectus Dated May 1, 2023 JNL® Investors Series Trust
JNL GOVERNMENT MONEY MARKET FUND
Effective October 2, 2023, in the section, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Government Money Market Fund, please delete the first paragraph in the entirety and replace with the following:
Principal Risks of Investing in the Fund.
JNL GOVERNMENT MONEY MARKET FUND | Risk Lose Money [Member]
You could lose money by investing in the Fund.
JNL GOVERNMENT MONEY MARKET FUND | Risk Money Market Fund May Not Preserve Dollar [Member]
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
JNL GOVERNMENT MONEY MARKET FUND | Risk Not Insured [Member]
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
JNL GOVERNMENT MONEY MARKET FUND | Risk Money Market Fund Sponsor May Not Provide Support [Member]
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.